RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

(b) The following tables indicate the transactions that have been entered into with related parties:

Balance Sheets

	As of December 31, 2025
	US$’000
	Accounts and notes receivable from related parties	Other current assets from related parties	Amounts due from related parties	Accounts and notes payable to related parties	Contract liabilities to related parties	Accruals and other current liabilities to related parties	Loans attributable to related parties
Independent Directors
Wang Wenbo	-	-	-	-	-	10	-
Wang Na	-	-	-	-	-	31	-
Wang Wanli	-	-	-	-	-	10	-
Zhang Jing	-	-	-	-	-	31	-
Total	-	-	-	-	-	82	-

	As of December 31, 2024
	US$’000
	Accounts and notes receivable from related parties	Other current assets from related parties	Amounts due from related parties	Accounts and notes payable to related parties	Contract liabilities to related parties	Accruals and other current liabilities to related parties	Loans attributable to related parties
Shareholders
Euroamer Kaiwan Technology Company Limited						1,130
Chijet Holdings Limited						570
Ying Liu	-	-	-	-	-	13	-

Independent Directors
Wang Wenbo	-	-	-	-	-	63	-
Huimin Li	-	-	-	-	-	13	-

Total	-	-	-	-	-	1,788	-

SCHEDULE OF COMPENSATION TO RELATED PARTIES

The following table consists of the number of shares and the total amount of compensation to independent directors:

	December 31, 2025		December 31, 2024
	Issued shares	Cash	Issued shares	Cash
		US$’000		US$’000

John Chiang	-	$-	-	$12.5
Simon Pang	-	$-	-	$12.5
Li Wen	-	$-	-	$12.5
Liu Ying	-	$-	-	$50
Li Huimin	-	$-	-	$37.5
Wang Wenbo	-	$45	-	$31.25
Wang Wanli	-	$40.83	-	$-
Zhang Jing	-	$37.5	-	$-
Wang Na	-	$37.5	-	$-
Jonathan Zhang	-	$10	-	$-
Huijie Gao	-	$10	-	$-
Total	-	$180.83	-	$156.25